Organization and principal activities - Summary of assets and liabilities of the VIE and its subsidiaries (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 167,955	$ 24,017	¥ 119,171	¥ 114,521
Prepayments and other current assets	15,306	2,188	14,264
Total current assets	231,963	33,170	184,615
Non-current assets:
Property and equipment, net	2,798	400	4,573
Operating lease right-of-use assets	14,873	2,127	17,146
Intangible assets, net	9,966	1,425	13,767
Goodwill	37,785	5,403	37,785
Long-term investments	112,609	16,103	113,506
Deferred tax assets	6	1	131
Other non-current assets	6,165	882	6,510
Total non-current assets	184,202	26,341	193,418
Total assets	416,165	59,511	378,033
Current liabilities:
Short-term loan			3,000
Accounts payable	39,404	5,635	32,691
Deferred revenue and customer deposits	121,848	17,424	87,070
Operating lease liabilities	3,982	569	4,461
Accrued liabilities and other current liabilities	80,939	11,574	74,370
Total current liabilities	302,975	43,325	261,633
Non-current liabilities:
Operating lease liabilities	11,432	1,635	13,376
Deferred tax liabilities	1,883	269	3,059
Other non-current liabilities	450	64	567
Total non-current liabilities	13,765	1,968	17,002
Total liabilities	316,740	45,293	278,635
VIE
Current assets:
Cash and cash equivalents	72,919	10,427	84,136
Accounts and notes receivable, net	42,170	6,030	50,032
Prepayments and other current assets	10,940	1,564	11,412
Amounts due from the Company and its subsidiaries	262,240	37,500	232,201
Total current assets	388,269	55,521	377,781
Non-current assets:
Property and equipment, net	2,106	301	3,680
Operating lease right-of-use assets	8,470	1,211	8,879
Intangible assets, net	9,846	1,408	13,765
Goodwill	37,785	5,403	37,785
Long-term investments	78,985	11,295	79,120
Deferred tax assets	6	1	131
Other non-current assets	648	93	731
Total non-current assets	137,846	19,712	144,091
Total assets	526,115	75,233	521,872
Current liabilities:
Short-term loan	0		3,000
Accounts payable	32,191	4,603	26,479
Deferred revenue and customer deposits	121,627	17,392	129,918
Operating lease liabilities	2,526	361	2,750
Accrued liabilities and other current liabilities	66,896	9,566	68,349
Amounts due to the Company and its subsidiaries	444,273	63,530	439,818
Total current liabilities	667,513	95,452	670,314
Non-current liabilities:
Operating lease liabilities	6,117	875	6,437
Deferred revenue	1,883	269	3,059
Deferred tax liabilities	1,883	269	3,059
Other non-current liabilities	450	64	567
Total non-current liabilities	8,450	1,208	10,063
Total liabilities	¥ 675,963	$ 96,660	¥ 680,377